Accounting policies - Sensitivity analysis (Details)	12 Months Ended
Dec. 31, 2018
Most Favorable Input, Potential Impact
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, assumed weighting (as a percent)	100.00%
Most Favorable Input, Potential Impact | Retail loan portfolios
Disclosure of detailed information about financial instruments [line items]
Weightings (as a percent)	(12.70%)
Most Favorable Input, Potential Impact | Non retail loan portfolios
Disclosure of detailed information about financial instruments [line items]
Weightings (as a percent)	(3.20%)
Least Favorable Input, Potential Impact
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, assumed weighting (as a percent)	100.00%
Least Favorable Input, Potential Impact | Retail loan portfolios
Disclosure of detailed information about financial instruments [line items]
Weightings (as a percent)	8.90%
Least Favorable Input, Potential Impact | Non retail loan portfolios
Disclosure of detailed information about financial instruments [line items]
Weightings (as a percent)	4.90%